SEGMENT INFORMATION	9 Months Ended
Sep. 30, 2023
Segment Information
SEGMENT INFORMATION

14. SEGMENT INFORMATION

Allocation of revenue to geographic areas for the single segment is as follows:

	Nine months ended September 30, 2023			Nine months ended September 30, 2022
	Canada	USA	Total	Canada	USA	Total
	$	$	$	$	$	$
Bus Sales	2,109	1,352	3,461	7,912	4,270	12,182
Truck Sales	6,703	—	6,703	—	—	—
Vehicle Sales	8,812	1,352	10,164	7,912	4,270	12,182

Spare part sales	3,062	597	3,659	3,599	532	4,131
Operating lease revenue	25	109	134	—	127	127
Other revenue	3,087	706	3,793	3,599	659	4,258

Total Revenue	11,899	2,058	13,957	11,511	4,929	16,440

During the nine months ended September 30, 2023, the Company had sales of $4,163 and $2,510 to two end customers, representing 30% and 18% of total sales, respectively. During the nine months ended September 30, 2022, the Company had sales of $5,962, $4,653, and $1,581 to three end customers representing 36%, 28% and 10% of total sales, respectively.